Cash, Bank Balances and Short Term Investments - Disclosure of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 04, 2018	Apr. 03, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Money market funds	$ 167,553	$ 107,041
Mutual funds	30,886	7,756	$ 52,793
Banks	2,875	139,931	13,254
Government bonds	1,633	5,300	11,457
Treasury notes			3,404
Total	202,947	260,028	80,908	$ 700
Cash, banks and short-term investments	202,947	260,028	80,908	700
Government Bonds and treasury notes	(1,633)	(5,300)	(14,861)
Restricted cash and cash equivalents		(20,498)		$ (653,780)
Cash and cash equivalents	$ 201,314	$ 234,230	$ 66,047		$ 17,039	$ 2,444